Earnings per share	12 Months Ended
Oct. 31, 2019
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Earnings per share
Note 24 Earnings per share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2019	October 31 2018
Basic earnings per share
Net income	$12,871	$12,431
Preferred share dividends	(269)	(285)
Net income attributable to non-controlling interests	(11)	(31)
Net income available to common shareholders	12,591	12,115
Weighted average number of common shares (in thousands)	1,434,779	1,443,894
Basic earnings per share (in dollars)	$8.78	$8.39
Diluted earnings per share
Net income available to common shareholders	$12,591	$12,115
Dilutive impact of exchangeable shares	15	15
Net income available to common shareholders including dilutive impact of exchangeable shares	12,606	12,130
Weighted average number of common shares (in thousands)	1,434,779	1,443,894
Stock options (1)	2,011	2,691
Issuable under other share-based compensation plans	742	742
Exchangeable shares (2)	3,150	3,158
Average number of diluted common shares (in thousands)	1,440,682	1,450,485
Diluted earnings per share (in dollars)	$8.75	$8.36

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2019, an average of 767,225 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share. For the year ended October 31, 2018, an average of 657,353 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.